Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 106,553	$ 93,431
Short-term investments	1,154	1,120
Accounts receivable (Note 11)	20,357	8,436
Prepaid expenses and deposits	1,293	1,607
Total Current Assets	129,357	104,594
Loan receivable (Note 4)	1,766	1,497
Property and equipment, net (Note 5)	1,240	1,614
Patents, net (Note 6)	123,351	155,213
Deferred tax asset (Note 3)	14,646	17,677
Goodwill	12,623	12,623
Total Assets	282,983	293,218
Current liabilities
Accounts payable and accrued liabilities (Note 9)	15,645	23,205
Current portion of patent finance obligations (Note 8)	10,372	8,085
Total Current Liabilities	26,017	31,290
Patent finance obligations (Note 8)	12,775	19,895
Success fee obligation (Note 9)	47	655
Total Liabilities	38,839	51,840
Commitments and contingencies (Note 12)
Shareholders' equity
Capital stock (Note 10 (c))	419,485	427,781
Additional paid-in capital (Note 10 (d))	21,036	16,549
Accumulated other comprehensive income	16,225	16,225
Deficit	(212,602)	(219,177)
Total Stockholders' Equity	244,144	241,378
Total Liabilities and Stockholders' Equity	$ 282,983	$ 293,218